accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
accounts payable and accrued liabilities
Supply chain financing - arm's-length third party has paid supplier	$ 16	$ 84
Supply chain financing - eligible payable	11	2
Amounts that are part of supply chain financing	27	86
Amounts that are not part of supply chain financing	955	1,040
Trade accounts payable	982	1,126
Accrued liabilities	1,246	1,385
Payroll and other employee-related liabilities	651	710
Interest payable	389	262
Indirect taxes payable and other	226	147
Total	$ 3,494	$ 3,630